                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09837
                                                      ---------

                   Tax-Managed Multi-Cap Opportunity Portfolio
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2003 PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 84.9%

SECURITY                                                     SHARES        VALUE
------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.4%

ArQule Inc.(1)                                                27,000    $    140,400
Celgene Corp.(1)                                              13,000         541,970
Cephalon, Inc.(1)                                              3,500         164,360
Kosan Biosciences, Inc.(1)                                    42,713         391,678
------------------------------------------------------------------------------------
                                                                        $  1,238,408
------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 3.2%

Comcast Corp., Special Class A(1)                             22,100    $    720,902
EchoStar Communications Corp., Class A(1)                     20,000         766,400
Liberty Media Corp.(1)                                         1,000          10,090
NTL, Inc.(1)                                                  21,000       1,296,330
------------------------------------------------------------------------------------
                                                                        $  2,793,722
------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 0.3%

Cumulus Media, Inc., Class A(1)                               16,000    $    299,680
------------------------------------------------------------------------------------
                                                                        $    299,680
------------------------------------------------------------------------------------

BUILDING - RESIDENTIAL -- 2.1%

Lennar Corp., Class A                                         10,000    $    918,500
M.D.C. Holdings, Inc.                                         13,000         875,160
------------------------------------------------------------------------------------
                                                                        $  1,793,660
------------------------------------------------------------------------------------

BUSINESS SERVICES -- 5.4%

BearingPoint, Inc.(1)                                         45,000    $    423,000
Coinstar, Inc.(1)                                            100,000       1,465,000
Heidrick and Struggles International, Inc.(1)                 42,000         829,500
Hudson Highland Group, Inc.(1)                                 6,375         140,441
Integrated Alarm Services Group, Inc.(1)                      21,300         187,653
Navigant Consulting, Inc.(1)                                  34,000         558,620
Sotheby's Holdings, Inc., Class A(1)                         100,000       1,065,000
------------------------------------------------------------------------------------
                                                                        $  4,669,214
------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 0.5%

Cubic Corp.                                                   15,000    $    426,000
------------------------------------------------------------------------------------
                                                                        $    426,000
------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.7%

Cognizant Technology Solutions Corp.(1)                       14,000    $    635,460
------------------------------------------------------------------------------------
                                                                        $    635,460
------------------------------------------------------------------------------------

                                                             SHARES        VALUE
------------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS -- 1.0%

Diebold, Inc.                                                 15,000    $    855,900
------------------------------------------------------------------------------------
                                                                        $    855,900
------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.6%

Insight Enterprises, Inc.(1)                                  30,000    $    504,600
------------------------------------------------------------------------------------
                                                                        $    504,600
------------------------------------------------------------------------------------

DISTRIBUTION SERVICES -- 0.8%

Central European Distribution Corp.(1)                        18,800    $    706,692
------------------------------------------------------------------------------------
                                                                        $    706,692
------------------------------------------------------------------------------------

DRUGS -- 6.6%

American Pharmaceutical Partners, Inc.(1)                     43,479    $  1,058,714
Biovail Corp.(1)                                             111,000       2,669,550
Dr. Reddy's Laboratories Ltd.                                 15,000         399,900
Taro Pharmaceutical Industries Ltd.(1)                        13,500         867,375
Teva Pharmaceutical Industries Ltd.                           13,000         739,570
------------------------------------------------------------------------------------
                                                                        $  5,735,109
------------------------------------------------------------------------------------

EDUCATION -- 2.1%

Apollo Group, Inc., Class A(1)                                 5,500    $    349,415
Sylvan Learning Systems, Inc.(1)                              51,400       1,454,620
------------------------------------------------------------------------------------
                                                                        $  1,804,035
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%

FEI Co.(1)                                                    15,000    $    356,250
L-3 Communications Holdings, Inc.(1)                           2,000          93,480
------------------------------------------------------------------------------------
                                                                        $    449,730
------------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES -- 0.5%

FLIR Systems, Inc.(1)                                         14,000    $    437,640
------------------------------------------------------------------------------------
                                                                        $    437,640
------------------------------------------------------------------------------------

ENERGY SOURCES -- 0.5%

AES Corp.(1)                                                  50,000    $    437,500
------------------------------------------------------------------------------------
                                                                        $    437,500
------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.2%

Countrywide Financial Corp.                                    9,000    $    946,080
Freddie Mac                                                   15,000         841,950
Mitsubishi Tokyo Financial Group, Inc. ADR                   200,000       1,468,000

                       See notes to financial statements.

                                                             SHARES        VALUE
------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)

Providian Financial Corp.(1)                                 162,000    $  1,799,820
Student Loan Corp., (The)                                      2,500         323,800
W Holding Company, Inc.                                       39,200         912,968
------------------------------------------------------------------------------------
                                                                        $  6,292,618
------------------------------------------------------------------------------------

GAMING -- 0.5%

Shuffle Master, Inc.(1)                                       13,000    $    395,720
------------------------------------------------------------------------------------
                                                                        $    395,720
------------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 5.5%

American Healthcorp, Inc.(1)                                  16,900    $    700,505
Community Health Systems, Inc.(1)                             24,000         576,480
Davita, Inc.(1)                                                   50           1,755
Health Management Associates, Inc., Class A                   24,000         531,600
Lincare Holdings, Inc.(1)                                     15,000         584,100
MIM Corp.(1)                                                  57,860         340,795
United Surgical Partners International, Inc.(1)               67,000       2,020,720
------------------------------------------------------------------------------------
                                                                        $  4,755,955
------------------------------------------------------------------------------------

INSURANCE -- 9.3%

Endurance Specialty Holdings, Ltd.                             5,600    $    165,592
Everest Re Group Ltd.                                         19,603       1,626,069
Platinum Underwriters Holdings, Ltd.                          14,446         415,178
PMI Group, Inc.                                               56,500       2,159,995
Progressive Corp.                                             14,500       1,070,100
Radian Group, Inc.                                            41,000       2,168,900
Triad Guaranty, Inc.(1)                                        9,800         483,434
------------------------------------------------------------------------------------
                                                                        $  8,089,268
------------------------------------------------------------------------------------

INTERNET SERVICES -- 7.1%

At Road, Inc.(1)                                              35,000    $    451,500
InterActiveCorp(1)                                           107,800       3,957,338
Monster Worldwide, Inc.(1)                                     9,900         252,153
Yahoo!, Inc.(1)                                               35,000       1,529,500
------------------------------------------------------------------------------------
                                                                        $  6,190,491
------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 3.5%

ICU Medical, Inc.(1)                                          54,000    $  1,824,660
I-Flow Corp.(1)                                               50,000         727,500
Labopharm, Inc.(1)                                            80,000    $    461,600
------------------------------------------------------------------------------------
                                                                        $  3,013,760
------------------------------------------------------------------------------------

METALS - STEEL -- 0.4%

Schnitzer Steel Industries, Inc.                              10,000    $    376,800
------------------------------------------------------------------------------------
                                                                        $    376,800
------------------------------------------------------------------------------------

MINING -- 1.2%

Aber Diamond Corp.(1)                                          7,000    $    220,563
Inco Ltd.(1)                                                  26,000         863,200
------------------------------------------------------------------------------------
                                                                        $  1,083,763
------------------------------------------------------------------------------------

MORTGAGE BANK -- 1.0%

Doral Financial Corp.                                         17,000    $    858,500
------------------------------------------------------------------------------------
                                                                        $    858,500
------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.6%

Halliburton Co.                                               22,000    $    525,360
------------------------------------------------------------------------------------
                                                                        $    525,360
------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.5%

Chesapeake Energy Corp.                                       82,000    $    978,260
Plains Exploration and Production Co.(1)                      27,000         366,390
------------------------------------------------------------------------------------
                                                                        $  1,344,650
------------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.4%

Watson Pharmaceuticals, Inc.(1)                               10,000    $    392,700
------------------------------------------------------------------------------------
                                                                        $    392,700
------------------------------------------------------------------------------------

RETAIL -- 6.4%

BJ's Wholesale Club, Inc.(1)                                  40,800    $  1,048,152
CSK Auto Corp.(1)                                             27,000         463,050
Hollywood Entertainment Corp.(1)                              39,400         598,880
Kmart Holding Corp.(1)                                        50,000       1,449,500
Linens 'n Things, Inc.(1)                                     54,000       1,594,080
Select Comfort Corp.(1)                                          100           3,130
Tweeter Home Entertainment Group, Inc.(1)                     45,000         375,750
------------------------------------------------------------------------------------
                                                                        $  5,532,542
------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 0.6%

Starbucks Corp.(1)                                            17,000    $    537,200
------------------------------------------------------------------------------------
                                                                        $    537,200
------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 1.7%

Burberry Group PLC                                           120,000    $    801,680
Vans, Inc.(1)                                                 25,000         280,750

                       See notes to financial statements.

                                                             SHARES        VALUE
------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL (CONTINUED)

Warnaco Group, Inc., (The)(1)                                 23,000    $    401,350
------------------------------------------------------------------------------------
                                                                        $  1,483,780
------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 0.4%

Veeco Instruments, Inc.(1)                                    15,000    $    380,100
------------------------------------------------------------------------------------
                                                                        $    380,100
------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.3%

Motorola, Inc.                                                55,000    $    744,150
SIPEX Corp.(1)                                               140,000       1,226,400
------------------------------------------------------------------------------------
                                                                        $  1,970,550
------------------------------------------------------------------------------------

SOFTWARE -- 0.5%

Manugistics Group, Inc.(1)                                    55,000    $    399,300
------------------------------------------------------------------------------------
                                                                        $    399,300
------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.8%

Bombay Co., Inc. (The)(1)                                     35,000    $    461,300
CarMax, Inc.(1)                                               16,000         504,160
Copart, Inc.(1)                                               18,282         227,977
MSC Industrial Direct Co., Inc.                               17,000         402,050
NBTY, Inc.(1)                                                105,000       2,861,250
Rona, Inc.(1)                                                 30,200         560,445
------------------------------------------------------------------------------------
                                                                        $  5,017,182
------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 0.0%

IDT Corp.(1)                                                   1,000    $     18,550
------------------------------------------------------------------------------------
                                                                        $     18,550
------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 2.8%

Nextel Communications, Inc.(1)                                36,000    $    871,200
NII Holdings, Inc., Class B(1)                                 6,000         462,540
Nokia Oyj ADR                                                 22,000         373,780
Turkcell Iletisim Hizmetleri A.S.(1)                          40,000         760,000
------------------------------------------------------------------------------------
                                                                        $  2,467,520
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $59,821,413)                                         $ 77,963,959

EXCHANGE TRADED FUNDS -- 4.7%

SECURITY                                                     SHARES        VALUE
------------------------------------------------------------------------------------
Nasdaq-100 Index Trading Stock(1)                            115,000    $  4,050,300
------------------------------------------------------------------------------------

TOTAL EXCHANGE TRADED FUNDS
  (IDENTIFIED COST $3,994,525)                                          $  4,050,300
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.7%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED) VALUE
------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.08%, 11/3/03                                          $      4,108    $  4,108,000
------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $4,108,000)                                       $  4,108,000
------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.7%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED) VALUE
------------------------------------------------------------------------------------
Cafco LLC, 1.05%, 11/12/03                              $      1,600    $  1,599,487
CRC Funding LLC, 1.05%, 11/24/03                               1,600       1,598,927
------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (AT AMORTIZED COST, $3,198,414)                                       $  3,198,414
------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.0%
  (IDENTIFIED COST $71,122,352)                                         $ 85,270,373
------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (1.7)%

SECURITY                                                      SHARES       VALUE
------------------------------------------------------------------------------------
Yahoo!, Inc.                                                  35,000    $ (1,529,500)
------------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $1,144,289)                                                 $ (1,529,500)
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES
  EXCLUDING SECURITIES SOLD SHORT -- 3.7%                               $  3,247,480
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                    $ 86,988,353
------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

                       See notes to financial statements.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2003 FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $71,122,352)                              $   85,270,373
Cash                                                                                         508
Deposits with brokers for securities sold short                                        1,144,289
Receivable for investments sold                                                        3,896,601
Interest and dividends receivable                                                          1,131
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   90,312,902
------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                 $    1,766,153
Payable to affiliate for Trustees' fees                                                      148
Payable for securities sold short, at value (proceeds received of $1,144,289)          1,529,500
Accrued expenses                                                                          28,748
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $    3,324,549
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $   86,988,353
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                           $   73,225,543
Net unrealized appreciation (computed on the basis of identified cost)                13,762,810
------------------------------------------------------------------------------------------------
TOTAL                                                                             $   86,988,353
------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $5,175)                                          $      117,475
Interest                                                                                  34,417
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           $      151,892
------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                            $      398,799
Trustees' fees and expenses                                                                1,329
Custodian fee                                                                             55,521
Legal and accounting services                                                             25,982
Miscellaneous                                                                              4,616
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                    $      486,247
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               $     (334,355)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                               $    8,863,307
    Foreign currency transactions                                                           (398)
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                 $    8,862,909
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                           $   10,327,075
    Securities sold short                                                               (385,211)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              $    9,941,864
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                  $   18,804,773
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $   18,470,418
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                            YEAR ENDED          YEAR ENDED
IN NET ASSETS                                  OCTOBER 31, 2003    OCTOBER 31, 2002
-----------------------------------------------------------------------------------
From operations --
    Net investment loss                        $       (334,355)   $       (281,818)
    Net realized gain (loss)                          8,862,909         (10,717,936)
    Net change in unrealized appreciation
        (depreciation)                                9,941,864           1,856,909
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                            $     18,470,418    $     (9,142,845)
-----------------------------------------------------------------------------------
Capital transactions --
    Contributions                              $     37,008,735    $     42,921,678
    Withdrawals                                     (17,386,798)        (19,274,525)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                       $     19,621,937    $     23,647,153
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     $     38,092,355    $     14,504,308
-----------------------------------------------------------------------------------


NET ASSETS
-----------------------------------------------------------------------------------
At beginning of year                           $     48,895,998    $     34,391,690
-----------------------------------------------------------------------------------
AT END OF YEAR                                 $     86,988,353    $     48,895,998
-----------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                               YEAR ENDED OCTOBER 31,
                                                          ---------------------------------------------------------------
                                                              2003             2002             2001            2000(1)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                       0.79%            0.82%            1.09%            1.36%(2)
   Expenses after custodian fee reduction                         0.79%            0.82%            1.09%            1.28%(2)
   Net investment loss                                           (0.54)%          (0.58)%          (0.36)%          (0.21)%(2)
Portfolio Turnover                                                 224%             225%             324%              90%
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                  34.80%          (12.80)%             --               --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $     86,988     $     48,896     $     34,392     $      4,012
-------------------------------------------------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2003 NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund held approximately 65.0% interest in the Portfolio and one other investor owned an interest greater than 10% that was approximatley 34.9%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices, on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $398,799. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $140,288,961 and $129,666,087, respectively, for the year ended October 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $  72,041,055
   ------------------------------------------------------
   Gross unrealized appreciation          $  14,011,155
   Gross unrealized depreciation               (781,837)
   ------------------------------------------------------
   NET UNREALIZED APPRECIATION            $  13,229,318
   ------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2003 there were no outstanding obligations under these financial instruments.

7  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                   INTEREST IN THE PORTFOLIO
                                  ----------------------------
   NOMINEE FOR TRUSTEE             AFFIRMATIVE     WITHHOLD
   -----------------------------------------------------------
   Jessica M. Bibliowicz                   99%           1%
   Donald R. Dwight                        99%           1%
   James B. Hawkes                         99%           1%
   Samuel L. Hayes, III                    99%           1%
   William H. Park                         99%           1%
   Norton H. Reamer                        99%           1%
   Lynn A. Stout                           99%           1%

   Results are rounded to the nearest whole number.
   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2003 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED
MULTI-CAP OPPORTUNITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2003 and 2002, and the supplementary data for each of the three years in the period ended October 31, 2003, and for the period from the start of business June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Multi-Cap Opportunity Portfolio at October 31, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and wholly-owned subsidiary of EVM.

                          POSITION(S)     TERM OF                                           NUMBER OF PORTFOLIOS
                           WITH THE     OFFICE AND                                             IN FUND COMPLEX          OTHER
    NAME AND               TRUST AND     LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY        DIRECTORSHIPS
  DATE OF BIRTH          THE PORTFOLIO    SERVICE            DURING PAST FIVE YEARS               TRUSTEE(1)            HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz       Trustee    Trustee of the   Chairman, President and Chief               192              Director of
11/28/59                                 Trust since    Executive Officer of National                                 National
                                        1998; of the    Financial Partners (financial                                 Financial
                                          Portfolio     services company) (since April                                Partners
                                         since 2000     1999). President and Chief
                                                        Operating Officer of John A. Levin
                                                        & Co. (registered investment
                                                        adviser) (July 1997 to April 1999)
                                                        and a Director of Baker, Fentress &
                                                        Company, which owns John A. Levin &
                                                        Co. (July 1997 to April 1999). Ms.
                                                        Bibliowicz is an interested person
                                                        because of her affiliation with a
                                                        brokerage firm.

James B. Hawkes             Trustee    Trustee of the   Chairman, President and Chief               194            Director of EVC
11/9/41                                  Trust since    Executive Officer of BMR, EVC, EVM
                                        1991; of the    and EV; Director of EV; Vice
                                       Portfolio since  President and Director of EVD.
                                             2000       Trustee and/or officer of 194
                                                        registered investment companies in
                                                        the Eaton Vance Fund Complex. Mr.
                                                        Hawkes is an interested person
                                                        because of his positions with BMR,
                                                        EVM, EVC and EV, which are
                                                        affiliates of the Trust and the
                                                        Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III        Trustee     Trustee of the  Jacob H. Schiff Professor of                194              Director of
2/23/35                                   Trust since   Investment Banking Emeritus,                                Tiffany & Co.
                                         1986; of the   Harvard University Graduate School                           (specialty
                                       Portfolio since  of Business Administration.                                  retailer) and
                                            2000                                                                      Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                   services company)

William H. Park             Trustee       Since 2003    President and Chief Executive                191                 None
9/19/47                                                 Officer, Prizm Capital Management,
                                                        LLC (investment management firm)
                                                        (since 2002). Executive Vice
                                                        President and Chief Financial
                                                        Officer, United Asset Management
                                                        Corporation (a holding company
                                                        owning institutional investment
                                                        management firms) (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003    Professor of Law, Georgetown                 191                 None
7/10/40                                                 University Law Center (since 1999).
                                                        Tax Partner Covington & Burling,
                                                        Washington, DC (1991-2000).

                      POSITION(S)        TERM OF                                           NUMBER OF PORTFOLIOS
                       WITH THE        OFFICE AND                                             IN FUND COMPLEX         OTHER
    NAME AND           TRUST AND        LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY       DIRECTORSHIPS
  DATE OF BIRTH      THE PORTFOLIO       SERVICE            DURING PAST FIVE YEARS               TRUSTEE(1)            HELD
---------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer       Trustee         Trustee of the  President and Chief Executive                194                  None
9/21/35                                  Trust since   Officer of Asset Management Finance
                                        1986; of the   Corp. (a specialty finance company
                                      Portfolio since  serving the investment management
                                            2000       industry) (since October 2003).
                                                       President, Unicorn Corporation (an
                                                       investment and financial advisory
                                                       services company) (since September
                                                       2000). Formerly, Chairman, Hellman,
                                                       Jordan Management Co., Inc. (an
                                                       investment management company)
                                                       (2000-2003). Formerly, Advisory
                                                       Director, Berkshire Capital
                                                       Corporation (investment banking
                                                       firm) (2002-2003). Formerly,
                                                       Chairman of the Board, United Asset
                                                       Management Corporation (a holding
                                                       company owning institutional
                                                       investment management firms) and
                                                       Chairman, President and Director,
                                                       UAM Funds (mutual funds)
                                                       (1980-2000).

Lynn A. Stout          Trustee         Trustee of the  Professor of Law, University of              194                  None
9/14/57                                  Trust since   California at Los Angeles School of
                                          1998; of     Law (since July 2001). Formerly,
                                        the Portfolio  Professor of Law, Georgetown
                                         since 2000    University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)                 TERM OF
                               WITH THE                  OFFICE AND
    NAME AND                  TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             THE PORTFOLIO                 SERVICE                          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.          President of                Since 2002               Executive Vice President of EVM, BMR, EVC and
5/31/58                        the Trust                                          EV; Chief Investment Officer of EVM and BMR
                                                                                  and Director of EVC. Chief Executive Officer
                                                                                  of Belair Capital Fund LLC, Belcrest Capital
                                                                                  Fund LLC, Belmar Capital Fund LLC, Belport
                                                                                  Capital Fund LLC, and Belrose Capital Fund
                                                                                  LLC (private investment companies sponsored
                                                                                  by EVM). Officer of 53 registered investment
                                                                                  companies managed by EVM or BMR.

William H. Ahern, Jr.       Vice President               Since 1995               Vice President of EVM and BMR. Officer of 35
7/28/59                      of the Trust                                         registered investment companies managed by
                                                                                  EVM or BMR.

Arieh Coll                  Vice President               Since 2002               Vice President of EVM and BMR. Officer of 3
11/9/63                    of the Portfolio                                       registered investment companies managed by
                                                                                  EVM or BMR.

Thomas J. Fetter            Vice President               Since 1997               Vice President of EVM and BMR. Trustee and
8/20/43                      of the Trust                                         President of The Massachusetts Health &
                                                                                  Education Tax-Exempt Trust. Officer of 127
                                                                                  registered investment companies managed by
                                                                                  EVM or BMR.

Michael R. Mach             Vice President               Since 1999               Vice President of EVM and BMR. Previously,
7/15/47                      of the Trust                                         Managing Director and Senior Analyst for
                                                                                  Robertson Stephens (1998-1999). Officer of 25
                                                                                  registered investment companies managed by
                                                                                  EVM or BMR.

Robert B. MacIntosh         Vice President               Since 1998               Vice President of EVM and BMR. Officer of 127
1/22/57                      of the Trust                                         registered investment companies managed by
                                                                                  EVM or BMR.

Duncan W. Richardson        Vice President      Vice President of the Trust       Senior Vice President and Chief Equity
10/26/57                     of the Trust;     since 2001; President of the       Investment Officer of EVM and BMR. Officer of
                               President           Portfolio since 2002           41 registered investment companies managed by
                           of the Portfolio                                       EVM or BMR.

                              POSITION(S)                 TERM OF
                               WITH THE                  OFFICE AND
    NAME AND                  TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             THE PORTFOLIO                 SERVICE                          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Walter A. Row, III          Vice President               Since 2001               Director of Equity Research and a Vice
7/20/57                      of the Trust                                         President of EVM and BMR. Officer of 22
                                                                                  registered investment companies managed by
                                                                                  EVM or BMR.

Judith A. Saryan            Vice President               Since 2003               Vice President of EVM and BMR. Previously,
8/21/54                      of the Trust                                         Portfolio Manager and Equity Analyst for
                                                                                  State Street Global Advisers (1980-1999).
                                                                                  Officer of 24 registered investment companies
                                                                                  managed by EVM or BMR.

Susan Schiff                Vice President               Since 2002               Vice President of EVM and BMR. Officer of 26
3/13/61                      of the Trust                                         registered investment companies managed by
                                                                                  EVM or BMR.

Alan R. Dynner                Secretary            Secretary of the Trust         Vice President, Secretary and Chief Legal
10/10/40                                             since 1997; of the           Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                    Portfolio since 2000          of 194 registered investment companies
                                                                                  managed by EVM or BMR.

Kristin S. Anagnost         Treasurer of                Since 2002(2)             Assistant Vice President of EVM and BMR.
6/12/65                     the Portfolio                                         Officer of 109 registered investment
                                                                                  companies managed by EVM or BMR.

James L. O'Connor       Treasurer of the Trust           Since 1989               Vice President of BMR, EVM and EVD. Officer
4/1/45                                                                            of 115 registered investment companies
                                                                                  managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Opportunity Portfolio
-------------------------------------------


By:   /S/ Duncan W. Richardson
      -------------------------------
      Duncan W. Richardson
      President


Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Kristin S. Anagnost
      -------------------------------
      Kristin S. Anagnost
      Treasurer


Date: December 16, 2003
      -----------------


By:   /S/ Duncan W. Richardson
      -------------------------------
      Duncan W. Richardson
      President


Date: December 16, 2003
      -----------------